                                                                                                            January 5, 2011

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, N.E.

Washington, DC 20549

Attention: Filings – Rule 497(j)

            RE:      Advantage Funds, Inc.

                                    Dreyfus Emerging Leaders Fund

                                    Dreyfus International Value Fund

                                    Dreyfus Opportunistic Midcap Value Fund

                                    Dreyfus Opportunistic Small Cap Fund

                                    Dreyfus Strategic Value Fund

                                    Dreyfus Structured Midcap Fund

                                    Dreyfus Technology Growth Fund

                        1933 Act File No. 33-51061

                        1940 Act File No. 811-7123

                        CIK No. 0000914775

Dear Sir/Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 94 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 29, 2010.

            Please address any comments or questions to the undersigned at (212) 922-8023.

                                                                                                            Sincerely,

                                                                                                            /s/ Kara Dooley

                                                                                                            Kara Dooley

                                                                                                            Paralegal

KD/